Property, Plant and Equipment - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Machinery, equipment and production tools [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	5 years
Machinery, equipment and production tools [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	10 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	5 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	2 years
Production masks [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	5 years
Probe cards [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	5 years
Licenses [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	3 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful economic life of property plant and equipment	1 year